Provisions and Others (Tables)	12 Months Ended
Dec. 31, 2025
Provisions and Others [Abstarct]
Schedule of Provisions and Others
	Commissions, promotions and other		Bonuses and other employee benefits	Professional services fees	Other provisions	Total

As of January 1, 2023	Ps.	491,353	26,403	57,292	218,364	793,412

Increases		3,880,325	19,025	56,990	615,108	4,571,448
Payments		(3,810,487)	(36,657)	(66,487)	(646,481)	(4,560,112)

As of December 31, 2023	Ps.	561,191	8,771	47,795	186,991	804,748

Increases		3,730,775	78,534	29,112	632,630	4,471,051
Payments		(3,755,329)	(43,430)	(44,488)	(683,634)	(4,526,881)

As of December 31, 2024	Ps.	536,637	43,875	32,419	135,987	748,918
Increases		3,416,224	47,168	60,568	584,996	4,108,956
Payments		(3,359,235)	(51,331)	(85,529)	(639,542)	(4,135,637)

As of December 31, 2025	Ps.	593,626	39,712	7,458	81,441	722,237